Note 6 - Employee Benefit Plans - Weighted-Average Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Discount rate	3.95%	4.20%
Expected return on plan assets	6.25%	6.25%